Long-Term Debt - Estimated Maturities of Long-Term Debt (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 50,101
2018	24,082
2019	134,534
2020	134,452
2021	$ 7,815